Provision for de-characterization of dam structures and asset retirement obligations - Provision changes during the year (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Provisions.
Balance at the beginning	$ 4,522
Balance at the end	4,580	$ 4,522
Current	1,045	1,664
Non-current	3,419	4,113
Liabilities	4,580	4,522
Letters of credit and surety bonds issued	605	651
Asset retirement obligations and environmental obligations
Provisions.
Balance at the beginning	4,522
Balance at the end	4,580	4,522
Current	170	201
Non-current	4,410	4,321
Liabilities	4,580	4,522
Asset retirement obligations and environmental obligations | Canada
Provisions.
Balance at the beginning	2,491
Balance at the end	2,727	2,491
Liabilities	2,727	2,491
Asset retirement obligations and environmental obligations | Brazil
Provisions.
Balance at the beginning	1,530
Balance at the end	1,398	1,530
Liabilities	1,398	1,530
Asset retirement obligations
Provisions.
Balance at the beginning	4,220	3,960
Adjustment to present value	110	27
Disbursements	(88)	(45)
Revisions on projected cash flows	178	509
Transfer to assets held for sale	(50)
Translation adjustment	(87)	(231)
Balance at the end	4,283	4,220
Liabilities	4,283	4,220
Amount capitalized as part of property, plant, and equipment	57
Asset retirement obligations | Base metals
Provisions.
Decommissioning of water structure of base metals operations		312
Asset retirement obligations | Base metals | Canada
Provisions.
Decommissioning of water structure of base metals operations	121	151
Asset retirement obligations | Iron ore | Brazil
Provisions.
Decommissioning of water structure of base metals operations		161
Environmental obligations
Provisions.
Balance at the beginning	302	389
Adjustment to present value	19	6
Disbursements	(57)	(61)
Revisions on projected cash flows	49	48
Translation adjustment	(16)	(80)
Balance at the end	297	302
Liabilities	$ 297	$ 302